Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Adaptive Global Allocation Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	753	1,126	1,523	2,629	259	796	1,360	2,895	211	652	1,119	2,410	125	390	676	1,489	136	425	734	1,613	184	569	980	2,127